Prepaid Expenses and Other (Tables)	12 Months Ended
Feb. 28, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Components of prepaid expenses and other
The major components of prepaid expenses and other are as follows:

	February 28, 2017	February 29, 2016
(in millions)
Prepaid excise, sales and value added taxes	$136.1	$82.6
Income taxes receivable	100.4	124.5
Other	124.0	103.3
	$360.5	$310.4